Consolidated Balance Sheets	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
Current assets:
Cash and cash equivalents	$ 9,343,368	$ 5,166,851
Restricted cash	2,130,699
Notes receivable	477,106	237,092
Digital assets	31,213
Accounts receivable, net	9,046,671	10,656,432
Inventories, net	4,279,330	2,597,322
Prepaid expenses and other current assets,net	5,106,553	4,457,783
Total current assets	34,592,927	25,429,957
Equity investments	6,891,243
Property and equipment, net	831,963	538,708
Intangible assets	1,509,106	1,742,458
Downpayment for investment		4,136,577
Right-of-use assets	1,639,652	104,223
Deferred tax assets	29,195
Total non-current assets	10,901,159	6,521,966
Total Assets	45,494,086	31,951,923
Current liabilities:
Borrowings – current	2,002,648	2,363,303
Notes payable	2,130,699
Contract liabilties	7,499,799	4,350,421
Accounts payable & other payables	4,595,528	1,815,751
Tax payables	4,390,789	4,125,038
Lease liabilities -current	386,590	84,492
Total current liabilities	21,720,189	12,760,162
Borrowings – non current	43,725	427,421
Lease liabilities – non current	1,253,062
Total non-current liabilities	1,296,787	427,421
Total Liabilities	23,016,976	13,187,583
Shareholders’ Equity:
Additional paid-in capital	8,464,735	2,032,655
Appropriation of statutory reserve	138,408
Retained earnings	11,409,619	14,275,450
Accumulated other comprehensive income (loss)	(130,537)	109,082
Total Skycorp Solar Group Ltd Shareholders’ Equity	19,884,925	16,419,687
Non-controlling interests	2,592,185	2,344,653
Total Shareholder’s Equity	22,477,110	18,764,340
Total Liabilities and Shareholders’ Equity	45,494,086	31,951,923
Related Party
Current assets:
Due from related parties	4,177,987	2,314,477
Current liabilities:
Due to related parties	714,136	21,157
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	1,398	2,500
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	$ 1,302